Financial Debt - Recoverable cash and cash advances received (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of recoverable cash advances
Contractual advances	€ 7,627
Advances received	7,627
Fixed reimbursements	1,814
Variable reimbursements	63
Sleep apnea device
Disclosure of recoverable cash advances
Contractual advances	1,600
Advances received	1,600
Fixed reimbursements	588
Variable reimbursements	8
First articles
Disclosure of recoverable cash advances
Contractual advances	2,160
Advances received	2,160
Fixed reimbursements	628
Variable reimbursements	24
Clinical trial
Disclosure of recoverable cash advances
Contractual advances	2,400
Advances received	2,400
Fixed reimbursements	510
Variable reimbursements	13
Activation chip improvements
Disclosure of recoverable cash advances
Contractual advances	1,467
Advances received	1,467
Fixed reimbursements	88
Variable reimbursements	€ 18